Segment Information (Segment Operating Information by Segment) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Revenues:
Online game	$ 669,168		$ 570,346		$ 435,512
Online advertising	49,998		42,525		36,349
IVAS	5,402		4,307		1,862
Others	13,307		6,251		10,853
Total revenues	737,875		623,429		484,576
Cost of revenues:
Online game	93,235		76,193
Online advertising	13,797		6,468
IVAS	1,786		1,509		0
Other cost of operating revenue	17,518		20,046		13,783
Segment cost of revenues					67,282
SBC in cost of revenues	101	[1]	306	[1]	230	[1]
Total cost of revenues	126,437		104,522		67,512
Gross profit	611,438		518,907		417,064
Operating expenses:
Product development	119,434		71,901		49,839
Sales and marketing	128,756		60,313		48,933
General and administrative	56,567		32,331		27,156
Goodwill impairment and impairment of acquired intangibles via acquisition of businesses	0		2,906		5,420
SBC in operating expenses	1,173	[1]	3,363	[1]	5,887	[1]
Total operating expenses	305,930		170,814		137,235
Operating profit	305,508		348,093		279,829
Interest income	28,455		15,882		11,933
Foreign currency exchange loss	(5,936)		(558)		(618)
Interest expense	(8,835)		(2,243)		(7)
Other income (expense)	3,613		(173)		457
Income before income tax expense	322,805		361,001		291,594
Income tax expense (credit)	36,383		67,405		43,580
Net income	286,422		293,596		248,014
Less: Net income attributable to the mezzanine classified non-controlling interest	17,780		11,196		2,558
Net income attributable to Changyou.com Limited	268,642		282,400		245,456
Operating Segments [Member] | Online game [Member]
Revenues:
Online game	669,168		570,533
Online advertising	0		0
IVAS	0		0
Others	0		0
Total revenues	669,168	[2]	570,533	[2]	435,512	[2]
Cost of revenues:
Online game	93,048		76,193
Online advertising	0		0
IVAS	0		0
Other cost of operating revenue	0		0
Segment cost of revenues					49,735
SBC in cost of revenues	71	[1]	239	[1]	102	[1]
Total cost of revenues	93,119		76,432		49,837
Gross profit	576,049		494,101		385,675
Operating expenses:
Product development	109,964		70,386		47,234
Sales and marketing	122,452		51,584		48,241
General and administrative	52,622		30,013		23,149
Goodwill impairment and impairment of acquired intangibles via acquisition of businesses	0		1,670		0
SBC in operating expenses	1,129	[1]	3,258	[1]	5,354	[1]
Total operating expenses	286,167		156,911		123,978
Operating profit	289,882		337,190		261,697
Interest income	28,419		15,855		11,916
Foreign currency exchange loss	(5,935)		(558)		(618)
Interest expense	(8,835)		(2,243)		(7)
Other income (expense)	3,187		(51)		267
Income before income tax expense	306,718		350,193		273,255
Income tax expense (credit)	35,988		67,748		40,965
Net income	270,730		282,445		232,290
Less: Net income attributable to the mezzanine classified non-controlling interest	17,780		11,196		2,558
Net income attributable to Changyou.com Limited	252,950		271,249		229,732
Operating Segments [Member] | 17173 Business [Member]
Revenues:
Online game	0		0
Online advertising	54,882		45,727
IVAS	5,402		4,307
Others	0		0
Total revenues	60,284	[2]	50,034	[2]	44,981	[2]
Cost of revenues:
Online game	0		0
Online advertising	13,797		6,468
IVAS	1,860		1,696
Other cost of operating revenue	0		0
Segment cost of revenues					3,764
SBC in cost of revenues	30	[1]	67	[1]	128	[1]
Total cost of revenues	15,687		8,231		3,892
Gross profit	44,597		41,803		41,089
Operating expenses:
Product development	9,470		1,378		2,139
Sales and marketing	14,722		6,629		2,015
General and administrative	3,375		995		2,394
Goodwill impairment and impairment of acquired intangibles via acquisition of businesses	0		0		0
SBC in operating expenses	44	[1]	105	[1]	411	[1]
Total operating expenses	27,611		9,107		6,959
Operating profit	16,986		32,696		34,130
Interest income	23		11		0
Foreign currency exchange loss	0		0		0
Interest expense	0		0		0
Other income (expense)	(169)		0		2
Income before income tax expense	16,840		32,707		34,132
Income tax expense (credit)	(15)		0		2,732
Net income	16,855		32,707		31,400
Less: Net income attributable to the mezzanine classified non-controlling interest	0		0		0
Net income attributable to Changyou.com Limited	16,855		32,707		31,400
Operating Segments [Member] | Others [Member]
Revenues:
Online game	0		0
Online advertising	0		0
IVAS	0		0
Others	25,031		6,251
Total revenues	25,031	[2]	6,251	[2]	10,853	[2]
Cost of revenues:
Online game	0		0
Online advertising	0		0
IVAS	0		0
Other cost of operating revenue	17,518		20,046
Segment cost of revenues					13,783
SBC in cost of revenues	0	[1]	0	[1]	0	[1]
Total cost of revenues	17,518		20,046		13,783
Gross profit	7,513		(13,795)		(2,930)
Operating expenses:
Product development	0		137		466
Sales and marketing	7,143		5,302		5,447
General and administrative	570		1,323		1,613
Goodwill impairment and impairment of acquired intangibles via acquisition of businesses	0		1,236		5,420
SBC in operating expenses	0	[1]	0	[1]	0	[1]
Total operating expenses	7,713		7,998		12,946
Operating profit	(200)		(21,793)		(15,876)
Interest income	13		16		17
Foreign currency exchange loss	(1)		0		0
Interest expense	0		0		0
Other income (expense)	113		(122)		188
Income before income tax expense	(75)		(21,899)		(15,671)
Income tax expense (credit)	410		(343)		(117)
Net income	(485)		(21,556)		(15,554)
Less: Net income attributable to the mezzanine classified non-controlling interest	0		0		0
Net income attributable to Changyou.com Limited	(485)		(21,556)		(15,554)
Eliminations and adjustments [Member]
Revenues:
Online game	0		(187)
Online advertising	(4,884)		(3,202)
IVAS	0		0
Others	(11,724)		0
Total revenues	(16,608)	[2]	(3,389)	[2]	(6,770)	[2]
Cost of revenues:
Online game	187		0
Online advertising	0		0
IVAS	(74)		(187)
Other cost of operating revenue	0		0
Segment cost of revenues					0
SBC in cost of revenues	0	[1]	0	[1]	0	[1]
Total cost of revenues	113		(187)		0
Gross profit	(16,721)		(3,202)		(6,770)
Operating expenses:
Product development	0		0		0
Sales and marketing	(15,561)		(3,202)		(6,770)
General and administrative	0		0		0
Goodwill impairment and impairment of acquired intangibles via acquisition of businesses	0		0		0
SBC in operating expenses	0	[1]	0	[1]	122	[1]
Total operating expenses	(15,561)		(3,202)		(6,648)
Operating profit	(1,160)		0		(122)
Interest income	0		0		0
Foreign currency exchange loss	0		0		0
Interest expense	0		0		0
Other income (expense)	482		0		0
Income before income tax expense	(678)		0		(122)
Income tax expense (credit)	0		0		0
Net income	(678)		0		(122)
Less: Net income attributable to the mezzanine classified non-controlling interest	0		0		0
Net income attributable to Changyou.com Limited	$ (678)		$ 0		$ (122)

[1]	"SBC" stands for share-based compensation expense.
[2]	The intercompany elimination for segment revenues mainly consists of sales and marketing services provided by the 17173 Business and the others business to the online game segment.